united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2016

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2016

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380
www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2016 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2016, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	1.79%	1.61%	1.69%	1.56%	1.62%
Barclays Capital Mortgage Backed Securities Index ***	3.10%	4.34%	3.76%	3.01%	3.28%
Barclays Capital Short Treasury Index ****	0.34%	0.37%	0.21%	0.19%	0.20%
Blended Benchmark Index *****	1.72%	2.34%	1.97%	1.59%	1.73%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2016 prospectus, the total annual operating expenses are 0.67% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Barclays Capital Mortgage Backed Securities Index measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

****	The Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2016

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	80.3%
U.S. Treasury Notes	14.7%
Other Assets less Liabilities	5.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 80.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.8% (a)
$1,959,825	FHLMC Multifamily Structured Pass Through Certificates (b,c)	0.7833	11/25/2021	$1,956,038
5,200,376	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.0858	9/25/2025	5,215,649
2,121,157	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1033	1/25/2023	2,127,381
4,210,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1533	9/25/2022	4,229,798
1,700,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	1.1533	11/25/2022	1,706,281
6,123,000	FHLMC Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,250,185
2,170,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,223,539
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	559,821
213,993	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	219,437
498,510	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	510,720
3,700,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,906,293
1,019,611	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,049,103
2,800,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.3290	5/25/2025	3,094,094
538,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9740	1/25/2021	592,610
1,038,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,154,111
1,450,262	Freddie Mac Gold Pool	3.5000	5/1/2043	1,529,958
1,558,990	Freddie Mac Gold Pool	3.5000	7/1/2043	1,658,154
306,479	Freddie Mac Gold Pool	4.0000	2/1/2044	331,991
420,260	Freddie Mac Gold Pool	5.0000	5/1/2041	466,227
20,985	Freddie Mac Gold Pool	7.5000	6/1/2017	21,168
136,185	Freddie Mac Non Gold Pool (b)	2.4410	6/1/2037	143,733
2,896,155	Freddie Mac Non Gold Pool (b)	2.4700	8/1/2033	3,063,607
4,928,910	Freddie Mac Non Gold Pool (b)	2.5120	9/1/2038	5,221,884
934,416	Freddie Mac Non Gold Pool (b)	2.5150	11/1/2036	976,601
404,048	Freddie Mac Non Gold Pool (b)	2.5210	9/1/2035	430,416
325,605	Freddie Mac Non Gold Pool (b)	2.5670	11/1/2033	346,480
406,165	Freddie Mac Non Gold Pool (b)	2.5720	9/1/2038	427,986
486,218	Freddie Mac Non Gold Pool (b)	2.5760	11/1/2038	514,893
69,050	Freddie Mac Non Gold Pool (b)	2.5850	1/1/2023	70,922
194,008	Freddie Mac Non Gold Pool (b)	2.5990	9/1/2038	205,689
590,081	Freddie Mac Non Gold Pool (b)	2.6020	1/1/2035	613,556
376,230	Freddie Mac Non Gold Pool (b)	2.6110	1/1/2035	399,111
1,815,036	Freddie Mac Non Gold Pool (b)	2.6130	3/1/2037	1,922,299
125,558	Freddie Mac Non Gold Pool (b)	2.6220	4/1/2036	130,601
131,479	Freddie Mac Non Gold Pool (b)	2.6320	6/1/2037	136,468
475,853	Freddie Mac Non Gold Pool (b)	2.6780	2/1/2036	504,741
599,196	Freddie Mac Non Gold Pool (b)	2.6810	1/1/2033	640,563
621,043	Freddie Mac Non Gold Pool (b)	2.6840	2/1/2036	656,045
505,656	Freddie Mac Non Gold Pool (b)	2.7620	4/1/2037	534,924
298,139	Freddie Mac Non Gold Pool (b)	2.8320	11/1/2038	315,532
43,605	Freddie Mac Non Gold Pool (b)	2.8340	7/1/2024	45,533
1,323,835	Freddie Mac Non Gold Pool (b)	2.8570	11/1/2036	1,400,820
591,295	Freddie Mac Non Gold Pool (b)	2.8640	6/1/2034	624, 385
971,805	Freddie Mac Non Gold Pool (b)	2.8800	5/1/2036	1,036,830
4,019,161	Freddie Mac Non Gold Pool (b)	2.8810	3/1/2038	4,267,749
473,521	Freddie Mac Non Gold Pool (b)	2.9180	3/1/2036	501,700
627,292	Freddie Mac Non Gold Pool (b)	2.9660	2/1/2035	665,363
301,221	Freddie Mac Non Gold Pool (b)	2.9750	4/1/2037	316,962
178,297	Freddie Mac Non Gold Pool (b)	2.9970	5/1/2037	183,261
260,902	Freddie Mac Non Gold Pool (b)	3.2070	3/1/2037	279,028
81,672	Freddie Mac Non Gold Pool (b)	3.8080	12/1/2037	85,042
46,737	Freddie Mac REMICS (b,c)	0.5921	4/15/2018	45,315
30,293	Freddie Mac REMICS (b,c)	0.6421	10/15/2017	29,399
40,326	Freddie Mac REMICS (b,c)	0.8321	8/15/2035	39, 185
328,333	Freddie Mac REMICS (b,c)	0.8421	11/15/2032	328,912
35,502	Freddie Mac REMICS (b,c)	0.8421	1/15/2033	34,466
28,023	Freddie Mac REMICS (b,c)	0.9421	3/15/2032	27,329

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 80.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.8% (a)(continued)
$177,295	Freddie Mac REMICS (b,c)	1.1921	12/15/2032	$180,664
57,288	Freddie Mac REMICS (b,c)	1.3921	12/15/2031	56,391
103,207	Freddie Mac REMICS (b,c)	1.4421	3/15/2032	106,160
456,015	Freddie Mac REMICS (c)	3.3633	6/15/2048	451,822
300,669	Freddie Mac REMICS (c)	4.0000	2/15/2020	310,045
261,710	Freddie Mac REMICS (c)	4.0000	4/15/2041	281,384
49,581	Freddie Mac REMICS (c)	4.2500	3/15/2034	51,502
839,156	Freddie Mac REMICS (c)	4.2289	12/15/2036	886,595
284,831	Freddie Mac REMICS (c)	4.5000	2/15/2020	294,197
1,134	Freddie Mac REMICS (c)	4.5000	11/15/2028	1,099
117,777	Freddie Mac REMICS (c)	4.5000	8/15/2034	123,841
68,262	Freddie Mac REMICS (c)	5.0000	2/15/2018	67,413
310,960	Freddie Mac REMICS (c)	5.0000	10/15/2019	324,333
1,556,852	Freddie Mac REMICS (c)	5.0000	12/15/2024	1,697,825
169,649	Freddie Mac REMICS (c)	5.0000	1/15/2026	186,065
1,343,765	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,504,965
30,640	Freddie Mac REMICS (c)	5.5000	7/15/2033	30,917
297,530	Freddie Mac REMICS (c)	5.5000	11/15/2034	299,896
874,787	Freddie Mac REMICS (c)	5.5000	5/15/2035	983,609
2,080,768	Freddie Mac REMICS (c)	5.5000	2/15/2038	2,259,725
151,454	Freddie Mac REMICS (c)	6.0000	3/15/2029	167,977
368,013	Freddie Mac REMICS (c)	6.5000	12/15/2023	405,030
208,892	Freddie Mac REMICS (c)	6.5000	12/15/2028	242,586
				76,883,929
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.4% (a)
4,000,000	Fannie Mae TBA	4.0000	8/1/2044	4,283,438
154,173	Fannie Mae Pool (b)	1.6100	4/1/2034	156,545
104,955	Fannie Mae Pool (b)	1.6100	9/1/2044	107,091
380,504	Fannie Mae Pool (b)	2.0700	8/1/2035	395,389
99,637	Fannie Mae Pool (b)	2.1020	2/1/2036	103,342
35,954	Fannie Mae Pool (b)	2.1330	2/1/2020	37,024
432,559	Fannie Mae Pool (b)	2.1490	1/1/2035	452,601
37,712	Fannie Mae Pool (b)	2.2570	11/1/2035	39,459
14,748	Fannie Mae Pool (b)	2.2680	1/1/2019	14,955
1,996,527	Fannie Mae Pool (b)	2.2870	9/1/2037	2,106,695
197,503	Fannie Mae Pool (b)	2.3280	9/1/2035	209,938
222,478	Fannie Mae Pool (b)	2.3310	7/1/2035	231,617
802,629	Fannie Mae Pool (b)	2.3760	2/1/2036	840,435
297,894	Fannie Mae Pool (b)	2.4050	8/1/2035	315,772
175,178	Fannie Mae Pool (b)	2.4100	9/1/2036	185,534
246,135	Fannie Mae Pool (b)	2.4230	8/1/2038	256,390
1,327,073	Fannie Mae Pool (b)	2.4330	11/1/2033	1,403,425
732,532	Fannie Mae Pool (b)	2.4730	7/1/2035	778,379
503,753	Fannie Mae Pool (b)	2.4730	8/1/2035	533,989
538,760	Fannie Mae Pool (b)	2.4730	8/1/2035	571,695
114,888	Fannie Mae Pool (b)	2.5170	1/1/2036	121,523
857,651	Fannie Mae Pool (b)	2.5270	1/1/2036	910,031
1,090,407	Fannie Mae Pool (b)	2.5280	7/1/2035	1,148,335
672,155	Fannie Mae Pool (b)	2.5380	10/1/2033	712,789
1,060,297	Fannie Mae Pool (b)	2.5410	4/1/2037	1,117,178
1,038,190	Fannie Mae Pool (b)	2.5680	1/1/2035	1,099,875
503,220	Fannie Mae Pool (b)	2.5780	6/1/2033	531,531
2,107,909	Fannie Mae Pool (b)	2.5830	10/1/2034	2,230,382
386,611	Fannie Mae Pool (b)	2.5850	9/1/2034	407,804
79,098	Fannie Mae Pool (b)	2.5980	6/1/2036	84,167
304,891	Fannie Mae Pool (b)	2.6010	6/1/2037	323,155
64,283	Fannie Mae Pool (b)	2.6030	2/1/2025	65,275
118,308	Fannie Mae Pool (b)	2.6250	5/1/2032	121,203
678,490	Fannie Mae Pool (b)	2.6250	10/1/2033	717,275
292,214	Fannie Mae Pool (b)	2.6660	10/1/2036	310,553
68,595	Fannie Mae Pool (b)	2.6690	5/1/2032	71,468

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 80.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.4% (a)(continued)
$98,391	Fannie Mae Pool (b)	2.6690	5/1/2035	$104,123
98,545	Fannie Mae Pool (b)	2.6820	8/1/2033	104,694
201,353	Fannie Mae Pool (b)	2.6850	12/1/2039	212,541
83,599	Fannie Mae Pool (b)	2.7090	9/1/2036	88,671
39,219	Fannie Mae Pool (b)	2.7090	8/1/2039	41,656
60,582	Fannie Mae Pool (b)	2.7100	7/1/2033	62,804
1,234,822	Fannie Mae Pool (b)	2.7120	10/1/2036	1,306,973
51,525	Fannie Mae Pool (b)	2.7290	3/1/2033	53,811
440,347	Fannie Mae Pool (b)	2.7410	4/1/2033	464,630
1,243,563	Fannie Mae Pool (b)	2.7520	4/1/2037	1,314,938
311,047	Fannie Mae Pool (b)	2.8010	7/1/2037	329,326
423,056	Fannie Mae Pool (b)	2.8130	4/1/2034	448,134
521,618	Fannie Mae Pool (b)	2.8170	9/1/2037	551,331
172,797	Fannie Mae Pool (b)	2.8200	8/1/2036	183,184
1,404,569	Fannie Mae Pool (b)	2.8360	10/1/2036	1,496,900
38,935	Fannie Mae Pool (b)	2.8740	11/1/2029	39,670
299,354	Fannie Mae Pool (b)	2.8800	5/1/2035	319,763
1,319,668	Fannie Mae Pool (b)	2.8860	7/1/2037	1,392,931
87,940	Fannie Mae Pool (b)	2.8950	5/1/2031	88,895
3,747,835	Fannie Mae Pool (b)	2.9060	3/1/2037	3,960,306
3,037,615	Fannie Mae Pool (b)	2.9120	3/1/2037	3,213,762
600,739	Fannie Mae Pool (b)	2.9190	8/1/2036	639,496
69,744	Fannie Mae Pool (b)	2.9330	1/1/2030	70,491
344,607	Fannie Mae Pool (b)	2.9390	7/1/2041	360,048
1,130,597	Fannie Mae Pool	3.0000	1/1/2043	1,177,912
2,973,624	Fannie Mae Pool	3.0000	3/1/2043	3,098,277
919,260	Fannie Mae Pool (b)	3.0750	1/1/2036	957,883
81,700	Fannie Mae Pool (b)	3.1250	9/1/2033	82,413
37,550	Fannie Mae Pool (b)	3.4270	7/1/2029	38,872
105,586	Fannie Mae Pool (b)	3.4630	11/1/2035	112,612
474,340	Fannie Mae Pool	3.5000	7/1/2037	505,774
2,107,770	Fannie Mae Pool	3.5000	6/1/2042	2,246,730
1,544,457	Fannie Mae Pool	3.5000	7/1/2042	1,646,920
9,204,081	Fannie Mae Pool	3.5000	9/1/2042	9,811,913
2,178,591	Fannie Mae Pool	3.5000	9/1/2042	2,322,112
2,437,619	Fannie Mae Pool	3.5000	12/1/2042	2,598,798
1,702,179	Fannie Mae Pool	3.5000	4/1/2043	1,814,956
79,655	Fannie Mae Pool (b)	3.6100	2/1/2023	81,694
232,457	Fannie Mae Pool (b)	3.7050	6/1/2035	246,815
2,084,826	Fannie Mae Pool	4.0000	11/1/2042	2,259,600
800,132	Fannie Mae Pool	4.0000	4/1/2043	866,378
236,017	Fannie Mae Pool	5.0000	7/1/2035	263,537
180,345	Fannie Mae Pool	5.0000	7/1/2037	201,395
131,617	Fannie Mae Pool	5.0000	6/1/2040	146,213
488,882	Fannie Mae Pool (b)	5.2650	1/1/2038	489,018
276,962	Fannie Mae Pool	5.5000	11/1/2023	298,931
30,342	Fannie Mae Pool	5.5000	7/1/2037	34,092
393,210	Fannie Mae Pool	6.0000	4/1/2033	462,554
30,392	Fannie Mae REMICS (b,c)	0.6961	11/17/2029	29,569
12,433	Fannie Mae REMICS (b,c)	0.7533	5/25/2033	12,030
946,597	Fannie Mae REMICS (b,c)	0.9981	12/18/2030	959,680
649,277	Fannie Mae REMICS (b,c)	0.9981	12/18/2030	658,250
22,227	Fannie Mae REMICS (b,c)	1.0033	4/25/2032	21,626
305,106	Fannie Mae REMICS (b,c)	1.0533	12/25/2032	309,254
54,534	Fannie Mae REMICS (b,c)	1.3533	5/25/2022	53,496
254,345	Fannie Mae REMICS (b,c)	1.4533	8/25/2031	259,960
485,407	Fannie Mae REMICS (b,c)	1.4533	6/25/2043	476,473
335,480	Fannie Mae REMICS (b,c)	3.5359	8/25/2038	365,322
59,738	Fannie Mae REMICS (c)	4.0000	1/25/2019	59,243
54,916	Fannie Mae REMICS (c)	5.0000	5/25/2023	56,705
52,061	Fannie Mae REMICS (c)	5.0000	11/25/2032	55,386

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 80.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.4% (a)(continued)
$298,122	Fannie Mae REMICS (c)	5.0000	1/25/2034	$302,316
98,932	Fannie Mae REMICS (c)	5.0000	4/25/2034	102,920
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,196,184
626,299	Fannie Mae REMICS (c)	5.5000	11/25/2025	687,380
75,053	Fannie Mae REMICS (c)	5.5000	1/25/2033	74,925
104,004	Fannie Mae REMICS (c)	5.5000	4/25/2035	119,797
69,933	Fannie Mae REMICS (c)	5.5000	11/25/2035	70,200
352,315	Fannie Mae REMICS (b,c)	5.9798	5/25/2037	403,235
418,657	Fannie Mae REMICS (c)	6.0000	11/25/2032	484,394
3,473,756	Fannie Mae-Aces (b,c)	1.3688	11/25/2022	3,488,000
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	4,060,194
				85,917,273
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.6%
143,318	Ginnie Mae II Pool (b)	1.3460	9/20/2064	144,137
3,700,359	Ginnie Mae II Pool (b)	1.3840	7/20/2062	3,721,421
1,376,576	Ginnie Mae II Pool (b)	1.4990	6/20/2062	1,390,630
119,674	Ginnie Mae II Pool (b)	1.5080	10/20/2064	120,916
144,511	Ginnie Mae II Pool (b)	1.5100	10/20/2061	145,922
144,172	Ginnie Mae II Pool (b)	1.7760	3/20/2065	146,522
156,940	Ginnie Mae II Pool (b)	1.7770	9/20/2064	159,509
897,348	Ginnie Mae II Pool (b)	1.7800	12/20/2061	912,049
159,754	Ginnie Mae II Pool (b)	1.7800	8/20/2064	162,261
591,923	Ginnie Mae II Pool (b)	2.0400	6/20/2058	605,343
118,723	Ginnie Mae II Pool (b)	2.0670	11/20/2063	121,733
1,914,007	Ginnie Mae II Pool (b)	2.3250	2/20/2063	2,011,731
291,868	Ginnie Mae II Pool (b)	2.4520	2/20/2063	308,188
3,104,195	Ginnie Mae II Pool (b)	2.4820	2/20/2063	3,282,608
3,501,519	Ginnie Mae II Pool (b)	2.5410	1/20/2063	3,688,346
865,539	Ginnie Mae II Pool (b)	2.5560	10/20/2062	916,643
1,697,103	Ginnie Mae II Pool (b)	2.5810	1/20/2063	1,802,525
1,426,855	Ginnie Mae II Pool (b)	2.5940	2/20/2063	1,510,326
8,512,883	Ginnie Mae II Pool (b)	2.6000	3/20/2063	9,025,331
3,429,156	Ginnie Mae II Pool (b)	2.7140	9/20/2062	3,662,506
1,445,268	Ginnie Mae II Pool (b)	2.8080	2/20/2063	1,539,318
1,232,130	Ginnie Mae II Pool	4.3120	2/20/2063	1,341,882
2,263,506	Ginnie Mae II Pool	4.4660	12/20/2062	2,458,091
1,683,750	Ginnie Mae II Pool	4.4790	2/20/2062	1,791,362
4,732,619	Ginnie Mae II Pool	4.5050	4/20/2063	5,147,561
4,813,671	Ginnie Mae II Pool	4.5210	12/20/2061	5,097,235
3,845,910	Ginnie Mae II Pool	4.5240	7/20/2062	4,121,466
3,049,668	Ginnie Mae II Pool	4.5320	12/20/2062	3,300,189
2,853,221	Ginnie Mae II Pool	4.5460	11/20/2062	3,071,359
1,822,472	Ginnie Mae II Pool	4.5580	8/20/2062	1,941,229
567,307	Ginnie Mae II Pool	4.5600	3/20/2062	603,602
3,744,500	Ginnie Mae II Pool	4.5830	7/20/2062	4,007,814
2,949,477	Ginnie Mae II Pool	4.5830	11/20/2062	3,182,838
2,838,884	Ginnie Mae II Pool	4.5880	10/20/2062	3,045,811
1,234,314	Ginnie Mae II Pool	4.6040	6/20/2062	1,317,693
434,326	Ginnie Mae II Pool	4.6390	3/20/2062	460,871
1,659,590	Ginnie Mae II Pool	4.6500	1/20/2061	1,727,975
2,163,938	Ginnie Mae II Pool	4.7000	8/20/2061	2,279,447
415,982	Ginnie Mae II Pool	4.7430	1/20/2061	431,416
1,004,893	Ginnie Mae II Pool	4.8080	8/20/2062	1,065,885
1,540,793	Ginnie Mae II Pool	4.8100	2/20/2061	1,616,183
348,871	Ginnie Mae II Pool	4.8260	6/20/2061	386,430
2,220,297	Ginnie Mae II Pool	4.8510	5/20/2062	2,336,311
758,493	Ginnie Mae II Pool	4.9090	6/20/2062	800,743
659,177	Ginnie Mae II Pool	4.9170	2/20/2062	694,170
2,305,119	Government National Mortgage Association (b,c)	0.6858	4/20/2065	2,291,030
247,225	Government National Mortgage Association (b,c)	0.6923	12/16/2028	247,487

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 80.1%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.6% (continued)
$4,300,288	Government National Mortgage Association (b,c)	0.7358	4/20/2061	$4,264,629
2,186,551	Government National Mortgage Association (b,c)	0.7358	7/20/2065	2,180,061
2,959,069	Government National Mortgage Association (b,c)	0.9358	10/20/2062	2,955,855
2,896,104	Government National Mortgage Association (b,c)	0.9358	12/20/2062	2,894,028
1,393,534	Government National Mortgage Association (b,c)	0.9358	7/20/2064	1,384,690
963,749	Government National Mortgage Association (b,c)	0.9358	7/20/2064	956,954
3,391,828	Government National Mortgage Association (b,c)	1.0567	4/20/2066	3,391,682
2,488,674	Government National Mortgage Association (b,c)	1.2300	4/20/2063	2,512,929
2,201,000	Government National Mortgage Association (c)	1.7500	3/20/2065	2,212,808
3,530,068	Government National Mortgage Association (b,c)	4.6047	6/20/2064	4,200,558
99,991	Government National Mortgage Association (b,c)	4.8794	3/16/2046	109,371
114,594	Government National Mortgage Association (b,c)	5.2450	11/16/2045	125,731
863,517	Government National Mortgage Association (b,c)	7.2179	7/20/2032	985,231
				118,318,572
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	991,746
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $282,071,025)			282,111,520

	U.S. TREASURY NOTES - 11.8%
6,300,000	United States Treasury Floating Rate Note (b)	0.3132	10/31/2016	6,300,548
5,050,000	United States Treasury Floating Rate Note (b)	0.3302	7/31/2016	5,050,207
15,000,000	United States Treasury Floating Rate Note (b)	0.3342	4/30/2017	15,004,080
10,210,000	United States Treasury Note/Bond	0.7500	6/30/2017	10,234,923
4,870,000	United States Treasury Note/Bond	1.3750	6/30/2023	4,896,254
	TOTAL U.S. TREASURY NOTES (Cost - $41,406,687)			41,486,012

	SHORT-TERM INVESTMENTS - 7.2%
	U.S. GOVERNMENT & AGENCY DISCOUNT NOTES - 7.2%
10,000,000	Federal Home Loan Bank	0.4321	8/17/2016	9,994,314
5,000,000	Federal Home Loan Bank	0.4050	10/19/2016	4,993,811
5,325,000	United States Treasury Bill	0.1900	7/7/2016	5,324,947
3,345,000	United States Treasury Bill	0.2400	7/14/2016	3,344,849
1,570,000	United States Treasury Bill	0.2600	7/28/2016	1,569,793
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,227,754)			25,227,714

	TOTAL INVESTMENTS - 99.1% (Cost - $348,705,466) (d)			$348,825,246
	OTHER ASSETS LESS LIABILITIES - NET - 0.9%			2,823,980
	TOTAL NET ASSETS - 100.0%			$351,649,226

TBA	To be announced security.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security - interest rate subject to periodic change.

(c)	Collateralized mortgage obligation (CMO).

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $348,705,466 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,246,642
Unrealized Depreciation:	(4,126,862)
Net Unrealized Appreciation:	$119,780

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

ASSETS
Investment securities:
At cost	$348,705,466
At value	$348,825,246
Cash	4,347,404
Receivable for securities sold	31,724,182
Principal paydown receivable	559,496
Interest receivable	646,101
Prepaid expenses and other assets	5,528
TOTAL ASSETS	386,107,957

LIABILITIES
Payable for investments purchased	33,712,870
Distributions payable	361,612
Investment advisory fees payable	262,564
Distribution (12b-1) fees payable	60,100
Payable to related parties	34,894
Trustee fees payable	12,544
Accrued expenses and other liabilities	14,147
TOTAL LIABILITIES	34,458,731
NET ASSETS	$351,649,226

Net Assets Consist Of:
Paid in capital	359,867,555
Accumulated distributions in excess of net investment income	(1,429,283)
Accumulated net realized loss from investments	(6,908,826)
Net unrealized appreciation on investments	119,780
NET ASSETS	$351,649,226

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	35,397,958
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.93

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$3,046,229
TOTAL INVESTMENT INCOME	3,046,229

EXPENSES
Investment advisory fees	797,662
Distribution (12b-1) fees	177,258
Administrative services fees	94,518
Accounting services fees	31,579
Custodian fees	14,229
Compliance officer fees	11,695
Transfer agent fees	10,449
Trustees’ fees and expenses	12,609
Audit fees	8,689
Legal fees	5,708
Insurance expense	6,233
Printing and postage expenses	3,491
Registration fees	511
Other expenses	336
TOTAL EXPENSES	1,174,967
Less: Fees waived by the Advisor	(23,180)
NET EXPENSES	1,151,787

NET INVESTMENT INCOME	1,894,442

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investment transactions	1,658,015
Net change in unrealized appreciation on investments	2,604,516
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,262,531

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,156,973

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$1,894,442	$3,867,813
Net realized gain from investment transactions	1,658,015	829,846
Net change in unrealized appreciation (depreciation) on investments	2,604,516	(3,313,035)
Net increase in net assets resulting from operations	6,156,973	1,384,624

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,231,758)	(6,178,763)
Net decrease in net assets from distributions to shareholders	(3,231,758)	(6,178,763)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	17,930,000	47,720,000
Net asset value of shares issued in reinvestment of distributions to shareholders	1,083,641	1,935,360
Payments for shares redeemed	(31,295,473)	(42,649,462)
Net increase (decrease) in net assets from shares of beneficial interest	(12,281,832)	7,005,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,356,617)	2,211,759

NET ASSETS
Beginning of year	361,005,843	358,794,084
End of year *	$351,649,226	$361,005,843
* Accumulated distributions in excess of net investment income	$(1,429,283)	$(91,967)

SHARE ACTIVITY
Shares Sold	1,813,388	4,785,536
Shares Reinvested	109,345	194,332
Shares Redeemed	(3,161,179)	(4,277,526)
Net increase (decrease) in shares of beneficial interest outstanding	(1,238,446)	702,342

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2016		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2015		2014		2013		2012		2011 (1)
Net Asset Value, Beginning of Period	$9.85		$9.98		$9.89		$10.15		$10.12		$10.00
Income (loss) from investment operations:
Net investment income (2)	0.05		0.11		0.12		0.08		0.09		0.12
Net realized and unrealized gain (loss) on investments	0.12		(0.07)		0.16		(0.17)		0.11		0.17
Total from investment operations	0.17		0.04		0.28		(0.09)		0.20		0.29
Less distributions from:
Net investment income	(0.09)		(0.17)		(0.19)		(0.17)		(0.17)		(0.15)
Net realized gains	—		—		—		—		—		(0.02)
Return of capital	—		—		(0.00	) (3)	(0.00	) (3)	(0.00	) (3)	—
Total from distributions	(0.09)		(0.17)		(0.19)		(0.17)		(0.17)		(0.17)
Net Asset Value, End of Period	$9.93		$9.85		$9.98		$9.89		$10.15		$10.12
Total return (4)	1.79	% (5)	0.38%		2.80%		(0.90)%		1.98%		2.90	% (5)
Net assets, end of period (000s)	$351,649		$361,006		$358,794		$370,832		$319,225		$91,186
Ratio of gross expenses to average net assets	0.66	% (6)	0.67%		0.70%		0.67%		0.68%		0.87	% (6)
Ratio of net expenses to average net assets	0.65	% (6)	0.65%		0.65%		0.65%		0.65%		0.65	% (6)
Ratio of net investment income to average net assets	1.07	% (6)	1.06%		1.23%		0.78%		0.85%		1.19	% (6)
Portfolio Turnover Rate	43	% (5,7)	27	% (7)	25	% (7)	32%		62%		103	% (5)

(1)	The TransWestern Institutional Short Duration Government Fund commenced operations on January 3, 2011.

(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Annualized.

(7)	The portfolio turnover rate excludes dollar roll transactions for the six months ended June 30, 2016, the year ended December 31, 2015 and the year ended December 31, 2014. If these were included in the calculation the turnover percentage would be 58%, 60%, and 54%, respectively.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011, and is offered at net asset value without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$282,701,821	$—	$282,701,821
U.S. Treasury Notes	—	51,640,461	—	51,640,461
Short-Term Investments	14,988,125	—	—	14,988,125
Total	$14,988,125	$334,342,282	$—	$349,330,407

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2013-2015) or expected to be taken for the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $202,219,407 and $231,038,550, respectively of which $55,136,627 in purchases and $60,290,944 in sales were from mortgage dollar roll transactions.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2016, the Fund incurred $797,662 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2016, the Advisor waived fees of $23,180.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of June 30, 2016, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2016	$85,224
December 31, 2017	$169,417
December 31, 2018	$62,339

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2016, pursuant to the Plan, the Advisor received $177,258 of fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

Pursuant to a separate servicing agreement with Gemini Fund Service LLC (“GFS”), the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2016, the Fund did not assess any redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2015	December 31, 2014
Ordinary Income	$6,178,763	$6,687,762
Long-Term Capital Gain	—	—
Return of Capital	—	139,123
	$6,178,763	$6,826,885

As of December 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(467,164)	$(8,099,677)	$(91,967)	$(2,484,736)	$(11,143,544)

Other book/tax differences are primarily attributable to the tax adjustment for the accrued dividend payable attributable to return of capital at fiscal year end.

Capital losses incurred after October 31, within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $467,164.

At December 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,242,038	$4,857,639	$8,099,677

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

Permanent book and tax differences, primarily attributable to tax adjustments for paydowns, resulted in reclassification as of December 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$2,285,295	$(2,285,295)

These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/16	6/30/16	1/1/2016 – 6/30/16
TransWestern	0.65%	$1,000.00	$1,017.90	$3.26

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/16	6/30/16	1/1/2016 – 6/30/16
TransWestern	0.65%	$1,000.00	$1,021.63	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

TransWestern Institutional Short Duration Government Bond Fund

SUPPLEMENTAL INFORMATION

June 30, 2016

TransWestern Institutional Short Duration Government Bond Fund – Adviser: TransWestern Capital Advisors, LLC; Loomis Sales: Loomis Sales & Co., L.P.*

In connection with the regular meeting held on November 16-17, 2015 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between TransWestern Capital Advisors, LLC (“TWCA”) and the Trust, with respect to the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). The Trustees also discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between TWCA and Loomis Sales & Co., L.P. (“Loomis Sales”) with respect to the Fund. In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory and Sub-Advisory Agreements.

Advisory Agreement

Nature, Extent and Quality of Service. The Trustees noted that TWCA was founded in 2006 and currently manages approximately $387 million in assets providing customized investment portfolio advisory services primarily to more than 350 community bank clients in the western states and Great Plains region. They reviewed the background information on the key personnel responsible for servicing the Fund noting their long careers in the industry. The Trustees considered that TWCA’s investment process utilizes the services of a Loomis Sales to manage the portfolio based on a conservative, low risk and liquid strategy designed by TWCA specifically for institutional clients to address their need of finding appropriate investments for their excess liquidity in the current low interest rate environment, while taking into consideration the effects higher interest rates will have on longer term investment products. The Trustees reviewed TWCA’s due diligence and oversight responsibilities of Loomis Sales noting the robust supervision process in place including ensuring Loomis Sales conforms to the narrow parameters of the prospectus, conducting regular communication with Loomis Sales to review portfolio positioning, rate durations, conduct ongoing evaluations of Loomis Sales’ performance, and ongoing monitoring of the portfolio’s risk metrics. They acknowledged that although not all strategy risks can be eliminated, TWCA demonstrates a solid risk management culture and process identifying and addressing key strategy risks related to a bond portfolio while knowing and understanding its target investors’ low risk tolerance levels. They further noted TWCA reported no material compliance or litigation matters since the last advisory renewal. The Board acknowledged that TWCA has done a respectable job of creating value for the Fund’s conservative target investor and has performed its compliance and oversight responsibilities well. The Trustees considered that TWCA reported that its relationship with Loomis Sales is working well. The Board concluded that TWCA should be retained.

Performance. The Trustees noted the Fund’s 5-star Morningstar ranking shows that it has achieved excellent performance and relatively low risk when compared to its Morningstar category peers. They considered that over the 3 year period ended September 2, 2015, the Fund outpaced its category by 63 basis points and over 1 year by 61 basis points. They noted that the Fund also maintained a higher Sharpe ratio of 0.60% compared to 0.10% for the category indicating more reward for the risk taken by the Fund. They considered that, when compared to TWCA chosen benchmark, the Fund has maintained consistent performance over three years and trailed by only 4 basis points for the period ended June 30, 2015. The Trustees concluded that TWCA and Loomis Sales continue to do an excellent job of meeting the Fund objectives and should be retained for the benefit of shareholders.

Fees and Expenses. The Trustees considered TWCA charges an advisory fee of 0.45%, 0.40% after waiver, which is below the peer group average of 0.47% and well within the range of that group. They further noted that the fee

TransWestern Institutional Short Duration Government Bond Fund
SUPPLEMENTAL INFORMATION
June 30, 2016

was higher than the Morningstar category average of 0.37%, but noted it is significantly lower than the high in the Morningstar category of 0.80%. After discussion, they concluded that the advisory fee was reasonable.

Economies of Scale. The Board considered whether TWCA had realized economies of scale with respect to the management of the Fund and agreed that, based on current asset levels, economies had not yet been reached. The Trustees noted TWCA’s willingness to discuss the matter of breakpoints as the Fund grows and economies of scale become more realistic. The Trustees discussed the breakpoints in the sub-advisory fee, and how the breakpoints benefit TWCA. They agreed that the advisory fee level and potential for breakpoints to the advisory fee should be scrutinized and the fee split discussed in greater detail once TWCA begins earning its full advisory fee. The Trustees concluded that the absence of breakpoints was reasonable at this time.

Profitability. The Trustees reviewed the profitability analysis provided by TWCA and considered whether TWCA’s profitability level was reasonable. They noted TWCA earned a profit during the prior year, but that such profit was modest in terms of a percentage of revenue and small in terms of actual dollars. The Trustees further noted that TWCA waived a portion of its fees during the prior year, thereby decreasing its potential profit. After further discussion, the Trustees agreed that TWCA’s level of profitability was not unreasonable.

Conclusion. Having requested and received such information from TWCA as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the shareholders of TransWestern Institutional Short Duration Government Bond Fund.

Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Trustees noted that Loomis Sales was founded in 1926 and manages approximately $242 billion in assets providing a wide range of investment management services across traditional asset classes and alternative investment for institutional and mutual fund clients worldwide. The Trustees reviewed the background of the key personnel responsible for providing sub-advisory services to the Fund noting the investment team and support personnel possess deep financial industry experience with access to multiple resources. They noted Loomis Sales’ investment process and strategy for the Fund was set by TWCA in accordance with the terms of the sub-advisory agreement and adherence with the Fund’s prospectus. The Trustees considered that Loomis Sales’ research process combines bottom-up investment analysis with macroeconomic and market perspective performed by research teams supported by extensive economic, market, sector, issuer, security, trading and quantitative analysis. They acknowledged that although not all strategy risks can be eliminated, Loomis Sales demonstrates a robust risk management culture and processes that integrate several risk management systems and risk management teams to monitor and measure portfolio risk metrics. They considered that in addition to the oversight by TWCA, Loomis Sales monitors compliance with the Fund’s investment limitations using an integrated and automated compliance management system, linked to its trading and accounting systems performing pre-and post-trade checks based on investment guidelines coded into the system. They considered that Loomis Sales’ broker-dealer selection process and approach to best execution is detailed and thorough taking into consideration various service factors that are reviewed and evaluated by an oversight committee on a quarterly basis. The Trustees noted that an advisory firm the size of Loomis Sayles can expect to have several regulatory, compliance, litigation and/or administrative actions occurring at any given time, but that Loomis Sales disclosed to the Board that there are no actions that would negatively impact Loomis Sales’ ability to service the Fund. They noted that Loomis Sales has added value to the Fund by providing the unique expertise and willingness to execute a conservative fixed income strategy based on TWCA’s specific mandates, goals and risk parameters. The Board concluded that Loomis Sales should continue to provide high quality services to the Fund, TWCA and shareholders.

Performance. The Trustees noted the Fund’s 5-star Morningstar ranking shows that it has achieved excellent performance and relatively low risk when compared to its Morningstar category peers. They considered that over the 3 year period ended September 2, 2015, the Fund outpaced its category by 63 basis points and over 1 year by 61 basis points. They noted that the Fund also maintained a higher sharpe ratio of 0.60% compared to 0.10% for the category indicating more reward for the risk taken by the Fund. They considered that, when compared to TWCA

TransWestern Institutional Short Duration Government Bond Fund

SUPPLEMENTAL INFORMATION

June 30, 2016

chosen benchmark, the Fund has maintained consistent performance over three years and trailed by only 4 basis points for the period ended June 30, 2015. The Trustees concluded that TWCA and Loomis Sales continue to do an excellent job of meeting the Fund objectives and should be retained for the benefit of shareholders.

Fees and Expenses. The Trustees noted that Loomis Sales receives sub-advisory fees from TWCA according to a schedule that provides for a base fee for the first $50 million of assets under management, and then reduced fees at additional breakpoints thereafter. The Trustees compared the sub-advisory fee to the fees charged by Loomis Sayles to the other accounts it manages, and noted that although the Fund may pay a higher fee than some accounts at lower asset levels, the sub-advisory fee is very competitive and compares favorably at most asset levels. Taking all of this and other factors into account, the Trustees concluded that the sub-advisory fee charged by Loomis Sales was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund. They Trustees noted positively that the sub-advisory agreement currently provides for breakpoints, but agreed that economies, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall advisory contract and fee.

Profitability. The Trustees reviewed the profitability analysis provided by Loomis Sales and considered whether Loomis Sales’ level of profitability was reasonable. The Trustees noted Loomis Sales realized a small profit, both in terms of percent of revenue and actual dollars. The Trustees concluded that Loomis Sales’ level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from Loomis Sales as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee is reasonable and that renewal of the agreement is in the best interests of the shareholders of TransWestern Institutional Short Duration Government Bond Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2016

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/7/2016